Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	$ 212,935	$ 0
Contingent consideration, included in other non-current liabilities	20,000
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	10,161	13,298	$ 3,724
Total assets	1,716,108	407,303	507,941
Contingent consideration, included in other non-current liabilities	8,737
Total liabilities	221,672
Fair Value, Recurring [Member] | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	19,339	13,696	16,359
Fair Value, Recurring [Member] | Common Stock [Member] | Cronos Group Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	7,660
Fair Value, Recurring [Member] | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	7,772	5,504	6,574
Fair Value, Recurring [Member] | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	3,905	2,268	1,106
Fair Value, Recurring [Member] | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	1,667,271	372,537	480,178
Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Total assets	1,686,610	386,233	496,537
Contingent consideration, included in other non-current liabilities	0
Total liabilities	116,955
Fair Value, Recurring [Member] | Level 1 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	19,339	13,696	16,359
Fair Value, Recurring [Member] | Level 1 | Common Stock [Member] | Cronos Group Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 1 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 1 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Fair Value, Recurring [Member] | Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	1,667,271	372,537	480,178
Fair Value, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Total assets	15,432	5,504	6,574
Contingent consideration, included in other non-current liabilities	0
Total liabilities
Fair Value, Recurring [Member] | Level 2 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 2 | Common Stock [Member] | Cronos Group Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	7,660
Fair Value, Recurring [Member] | Level 2 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	7,772	5,504	6,574
Fair Value, Recurring [Member] | Level 2 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Fair Value, Recurring [Member] | Level 2 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents
Fair Value, Recurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	10,161	13,298	3,724
Total assets	14,066	15,566	4,830
Contingent consideration, included in other non-current liabilities	8,737
Total liabilities	104,717
Fair Value, Recurring [Member] | Level 3 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 3 | Common Stock [Member] | Cronos Group Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 3 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Recurring [Member] | Level 3 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	3,905	2,268	1,106
Fair Value, Recurring [Member] | Level 3 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents
Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	95,980
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	95,980
Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	116,955
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	116,955
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities